Satellites, Property and Other Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

15. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Property and other equipment	Right-of-use assets(1)	Assets under construction	Total
Cost as at January 1, 2019	$3,669,570	$255,055	$—	$11,137	$3,935,762
Cumulative effect adjustment(3)	—	(474)	26,732	—	26,258
Additions	—	797	2,798	7,843	11,438
Disposals/retirements	(77,322)	(7,306)	(104)	—	(84,732)
Reclassifications and transfers from assets under construction	—	7,652	—	(7,652)	—
Impact of foreign exchange	(39,133)	(1,486)	(285)	(153)	(41,057)
Cost as at December 31, 2019	3,553,115	254,238	29,141	11,175	3,847,669
Additions(2)	—	1,635	6,813	87,444	95,892
Disposals/retirements	(93,755)	(3,285)	—	—	(97,040)
Reclassifications and transfers from assets under construction	—	4,463	—	(4,463)	—
Impact of foreign exchange	(16,028)	(1,259)	(438)	(4,402)	(22,127)
Cost as at December 31, 2020	$3,443,332	$255,792	$35,516	$89,754	$3,824,394
Accumulated depreciation and impairment as at January 1, 2019	$(2,072,796)	$(159,927)	$—	$—	$(2,232,723)
Cumulative effect adjustment(3)	—	92	—	—	92
Depreciation	(225,675)	(14,890)	(2,401)	—	(242,966)
Disposals/retirements	77,322	6,379	—	—	83,701
Impact of foreign exchange	2,328	798	34	—	3,160
Accumulated depreciation and impairment as at December 31, 2019	(2,218,821)	(167,548)	(2,367)	—	(2,388,736)
Depreciation	(200,041)	(13,644)	(3,200)	—	(216,885)
Disposals/retirements	93,755	3,007	—	—	96,762
Impact of foreign exchange	2,178	705	108	—	2,991
Accumulated depreciation and impairment as at December 31, 2020	$(2,322,929)	$(177,480)	$(5,459)	$—	$(2,505,868)
Net carrying values
As at December 31, 2019	$1,334,294	$86,690	$26,774	$11,175	$1,458,933
As at December 31, 2020	$1,120,403	$78,312	$30,057	$89,754	$1,318,526

(1)	Right-of-use assets consisted primarily of property leases.

(2)	Additions for assets under construction are net of a reduction related to the government grant of $8.0 million.

(3)	Relates to the recognition of the right-of-use assets in connection with the implementation of IFRS 16, Leases as at January 1, 2019.

Certain leases which were signed were not capitalized as at December 31, 2020. Based upon the assessed lease term, the expected undiscounted cash flows totaled $10.3 million (December 31, 2019 – $10.8 million).

Substantially all of the Company’s satellites, property and other equipment have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities and Senior Secured Notes as at December 31, 2020 (Note 23).

Borrowing costs

For the year ended December 31, 2020 and 2019 there were no borrowing costs capitalized.

For the year ended December 31, 2018, borrowing costs of $19.1 million were capitalized with 7% as the average capitalization rate. Borrowing costs of $0.4 million were capitalized to intangible assets with the remaining balance capitalized to satellites, property and other equipment.

Impairment

No impairment was recognized for the years ended December 31, 2020, 2019 and 2018.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and Viasat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.